THE HARTFORD INTERNATIONAL GROWTH FUND
THE HARTFORD INTERNATIONAL GROWTH FUND

AUGUST 13, 2015

SUPPLEMENT

TO

THE HARTFORD INTERNATIONAL GROWTH FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2015,

AS LAST SUPPLEMENTED JULY 23, 2015

Effective immediately, Hartford Funds Management Company, LLC (the “Investment Manager”) is revising the expense reimbursement arrangements for Class A, Class B, Class C and Class I shares of The Hartford International Growth Fund (the “Fund”).  In addition, effective immediately, Tara Connolly Stilwell is replacing Jean-Marc Berteaux as a portfolio manager for the Fund.

Accordingly, effective immediately, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus and the heading “YOUR EXPENSES” in the Summary Prospectus, the Shareholder Fees and Annual Fund Operating Expenses tables and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Share Classes
	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (under $1 million invested)(1)	5.00%	1.00%	None	None	None	None	None

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	R3	R4	R5	Y
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	0.50%	0.25%	None	None
Total other expenses	0.41%	0.79%	0.36%	0.24%	0.41%	0.28%	0.22%	0.12%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%	None
Other expenses	0.41%	0.79%	0.36%	0.24%	0.21%	0.13%	0.12%	0.12%
Total annual fund operating expenses	1.51%	2.64%	2.21%	1.09%	1.76%	1.38%	1.07%	0.97%
Fee waiver and/or expense reimbursement(3)	0.21%	0.59%	0.16%	0.09%	0.16%	0.08%	0.07%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.30%	2.05%	2.05%	1.00%	1.60%	1.30%	1.00%	0.95%

(1)         For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)         Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

(3)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class B), 2.05% (Class C), 1.00% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$981	$1,310	$2,236
B	$708	$1,065	$1,548	$2,654
C	$308	$676	$1,170	$2,532
I	$102	$338	$592	$1,321
R3	$163	$539	$939	$2,060
R4	$132	$429	$748	$1,651
R5	$102	$333	$583	$1,299
Y	$97	$307	$534	$1,188

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$675	$981	$1,310	$2,236
B	$208	$765	$1,348	$2,654
C	$208	$676	$1,170	$2,532
I	$102	$338	$592	$1,321
R3	$163	$539	$939	$2,060
R4	$132	$429	$748	$1,651
R5	$102	$333	$583	$1,299
Y	$97	$307	$534	$1,188

2.                                      Under the heading “SUMMARY SECTION — MANAGEMENT,” in the Prospectus and the heading “MANAGEMENT,” in the Summary Prospectus the reference to Mr. Berteaux is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Tara Connolly Stilwell, CFA	Senior Managing Director and Equity Portfolio Manager	2015

2.                                      Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Managers” in the Prospectus, the second and third paragraphs are deleted in their entirety and replaced with the following:

The Fund employs a multiple portfolio manager structure whereby the Fund is divided into segments (“Sleeves”), each under a separate portfolio manager or team.  The Fund’s portfolio managers are Tara Connolly Stilwell, CFA and John Boselli, CFA.  The Sleeves are managed independently of each other and each portfolio manager has full discretion to manage its Sleeve.  Allocations to a portfolio manager may change at any time based on market conditions and/or Fund performance.

Tara Connolly Stilwell, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management. Ms. Stilwell is involved in the portfolio management of The Hartford International Opportunities Fund and is also a sleeve manager within the Hartford International Capital Appreciation Fund. Ms. Stilwell joined Wellington Management as an investment professional in 2008.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - THE HARTFORD INTERNATIONAL GROWTH FUND	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - THE HARTFORD INTERNATIONAL GROWTH FUND		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees	[1]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	[1]	0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none
Total other expenses	[1]	0.41%	0.79%	0.36%	0.24%	0.41%	0.28%	0.22%	0.12%
Administrative services fee	[1]	none	none	none	none	0.20%	0.15%	0.10%	none
Other expenses	[1]	0.41%	0.79%	0.36%	0.24%	0.21%	0.13%	0.12%	0.12%
Total annual fund operating expenses	[1]	1.51%	2.64%	2.21%	1.09%	1.76%	1.38%	1.07%	0.97%
Fee waiver and/or expense reimbursement	[1],[2]	0.21%	0.59%	0.16%	0.09%	0.16%	0.08%	0.07%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	1.30%	2.05%	2.05%	1.00%	1.60%	1.30%	1.00%	0.95%
[1]	Annual Fund Operating Expenses have been restated to reflect current fees and expenses.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class B), 2.05% (Class C), 1.00% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5) and 0.95% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

EXAMPLE

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - THE HARTFORD INTERNATIONAL GROWTH FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	675	981	1,310	2,236
Class B	708	1,065	1,548	2,654
Class C	308	676	1,170	2,532
Class I	102	338	592	1,321
Class R3	163	539	939	2,060
Class R4	132	429	748	1,651
Class R5	102	333	583	1,299
Class Y	97	307	534	1,188

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - THE HARTFORD INTERNATIONAL GROWTH FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	675	981	1,310	2,236
Class B	208	765	1,348	2,654
Class C	208	676	1,170	2,532
Class I	102	338	592	1,321
Class R3	163	539	939	2,060
Class R4	132	429	748	1,651
Class R5	102	333	583	1,299
Class Y	97	307	534	1,188